360 FUNDS
4520 Main Street, Suite 1425
Kansas City, MO 64111

November 5, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	Rule 497(j) Certification for 360 Funds (“Registrant”)
(File Nos. 333-123290 and 811-21726)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from those contained in the most recent amendment to Registrant's Registration Statement on Form N-1A (Post-Effective Amendment No. 46, filed on October 30, 2015) and (2) the text of the most recent amendment has been filed electronically.

Please direct any questions regarding this filing to the undersigned at (877) 244-6235.

Very truly yours,

/s/Randall Linscott

Randall Linscott
President